CONDENSED BALANCE SHEETS	Mar. 31, 2023 USD ($)
Current assets:
Cash	$ 90,852
Prepaid expenses	46,252
Total current assets	137,104
Investments held in Trust Account	484,900,806
Total assets	485,037,910
Current liabilities
Accrued expenses	11,314,616
Due to related party	213,278
Total current liabilities	15,942,180
Warrant liabilities	31,093,333
Deferred underwriting commissions	35,000,000
Total liabilities	82,035,513
Commitments and contingencies
Shareholders' deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(81,800,909)
Total shareholders' deficit	(81,798,409)
Total liabilities and shareholders' deficit	485,037,910
Promissory Note
Current liabilities
Promissory note and working capital loan	2,314,286
Working Capital Loan
Current liabilities
Promissory note and working capital loan	2,100,000
Class A Ordinary Shares Subject To Redemotion
Current liabilities
Class A ordinary shares, $0.0001 par value; 46,997,081 and 100,000,000 shares subject to possible redemption at $10.32 and $10.13 per share at March 31, 2023 and December 31, 2022, respectively	484,800,806
Class A Ordinary Shares included as part of the units
Shareholders' deficit
Common stock	0
Class B Ordinary Shares
Shareholders' deficit
Common stock	$ 2,500